Item 1. Report to Shareholders

T. Rowe Price Institutional Small-Cap Stock Fund

Certified Financials

Financial Highlights
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Financials
(Unaudited)

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------
                       6 Months             Year                      3/31/00
                          Ended            Ended                      Through
                        6/30/03         12/31/02        12/31/01     12/31/00

NET ASSET VALUE

Beginning of period $      9.49      $     11.14     $     10.61  $     10.00

Investment activities

  Net investment
  income (loss)            0.01             0.02            0.05         0.02*

  Net realized and
  unrealized gain
  (loss)                   1.11            (1.62)           0.71         0.68

  Total from
  investment
  activities               1.12            (1.60)           0.76         0.70

Distributions

  Net investment
  income                   --              (0.02)          (0.05)       (0.03)

  Net realized
  gain                     --              (0.03)          (0.18)       (0.06)

  Total distributions      --              (0.05)          (0.23)       (0.09)

NET ASSET VALUE

End of period      $     10.61       $      9.49     $     11.14  $     10.61
                   -------------------------------------------------------------

Ratios/
Supplemental Data

Total return^            11.80%           (14.36)%          7.26%        7.03%*

Ratio of total
expenses to
average net
assets                    0.69%!            0.70%           0.74%        0.75%*!

Ratio of net
investment income
(loss) to average
net assets                0.13%!            0.26%           0.46%        0.66%*!

Portfolio
turnover rate             11.4%!            19.1%           26.9%         15.8%!

Net assets,
end of period
(in thousands)     $   377,401       $   333,989     $   288,104   $   229,475

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.75% contractual expense limitation in effect through 12/31/01.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  97.6%

CONSUMER DISCRETIONARY  15.0%

Auto Components  0.6%

Keystone Automotive *                               75,300      $         1,375

Strattec Security *                                 17,500                  931

                                                                          2,306

Automobiles  0.0%

Winnebago                                            2,800                  106

                                                                            106

Hotels, Restaurants & Leisure  3.5%

Applebee's                                          44,325                1,393

BUCA *                                              64,900                  366

CEC Entertainment *                                 36,600                1,352

Cheesecake Factory *                                85,200                3,058

Chicago Pizza & Brewery *                           28,200                  282

O' Charley's *                                      47,300                1,018

Red Robin Gourmet Burgers *                         25,600                  485

Ruby Tuesday                                       121,600                3,007

Sonic *                                             85,900                2,185

                                                                         13,146

Household Durables  1.9%

Harman International                                89,400                7,075

                                                                          7,075

Internet & Catalog Retail  0.3%

Alloy Online *                                     144,800                  934

                                                                            934

Leisure Equipment & Products  2.4%

Brunswick                                          114,100                2,855

Polaris Industries                                  14,100                  866

SCP Pool *                                         155,250                5,340

                                                                          9,061

Media  2.1%

Emmis Communications *                              60,300                1,384

Entercom Communications *                           21,500                1,054

Getty Images *                                      17,600                  727

Scholastic *                                        92,900                2,766

Sinclair Broadcast Group Class A *                  94,800                1,101

Young Broadcasting, Class A *                       42,400                  896

                                                                          7,928

Multiline Retail  0.8%

Neiman Marcus, Class A *                            85,000                3,111

                                                                          3,111

Specialty Retail  2.6%

AnnTaylor Stores *                                  96,000                2,779

Christopher & Banks *                               52,850                1,955

Linens 'n Things *                                  65,400      $         1,544

Stein Mart *                                        40,200                  241

The Finish Line, Class A *                          59,800                1,328

Too *                                               80,100                1,622

Ultimate Electronics *                              32,900                  422

                                                                          9,891

Textiles, Apparel, & Luxury Goods  0.8%

Culp *                                              19,800                  137

Dan River, Class A *                                99,300                  267

Stride Rite                                        198,300                1,975

Unifi *                                             92,300                  572

                                                                          2,951

Total Consumer Discretionary                                             56,509


CONSUMER STAPLES  2.4%

Food & Staples Retailing  1.6%

Casey's General Stores                             274,900                3,887

Great Atlantic & Pacific Tea Company *             130,200                1,146

Performance Food Group *                             6,400                  237

Wild Oats Markets *                                 85,800                  935

                                                                          6,205

Food Products  0.7%

American Italian Pasta, Class A *                   26,600                1,108

International Multifoods *                          41,500                  951

Seneca Foods, Class A *                             19,200                  336

Seneca Foods, Class B *                              7,300                  132

                                                                          2,527

Personal Products  0.1%

Chattem *                                           23,600                  444

                                                                            444

Total Consumer Staples                                                    9,176


ENERGY  7.1%

Energy Equipment & Services  4.3%

Atwood Oceanics *                                   64,600                1,754

Cooper Cameron *                                    18,100                  912

FMC Technologies *                                 157,300                3,311

Grant Prideco *                                     14,300                  168

Hydril *                                            48,700                1,327

Key Energy Services *                               69,700                  747

Lone Star Technologies *                            32,300                  684

National Oilwell *                                  90,200                1,984

Seacor Smit *                                       83,300                3,040

Smith International *                               26,200                  963

W-H Energy Services *                               59,500      $         1,159

                                                                         16,049

Oil & Gas  2.8%

Forest Oil *                                        82,500                2,072

Noble Energy                                        92,800                3,508

Ultra Petroleum *                                   71,400                  922

XTO Energy                                         210,933                4,242

                                                                         10,744

Total Energy                                                             26,793


FINANCIALS  18.0%

Capital Markets  1.1%

Investor's Financial Services                       66,100                1,918

Neuberger Berman                                    53,100                2,119

                                                                          4,037

Commercial Banks  6.2%

Boston Private Financial                            57,100                1,204

Chittenden                                         172,000                4,704

Citizens Banking                                   127,100                3,402

Glacier Bancorp                                     45,895                1,130

Provident Bankshares                               105,400                2,678

Southwest Bancorp *                                 75,204                2,445

Valley National Bancorp                            141,461                3,728

WestAmerica                                         96,700                4,166

                                                                         23,457

Insurance  6.3%

Brown & Brown                                       73,800                2,399

Harleysville Group                                  53,400                1,229

Horace Mann Educators                              215,000                3,468

Markel *                                            11,000                2,816

Ohio Casualty *                                    207,100                2,730

PartnerRe                                           83,300                4,257

Selective Insurance                                 84,600                2,119

Triad Guaranty *                                    30,100                1,142

W. R. Berkley                                       68,500                3,610

                                                                         23,770

Real Estate  4.4%

Arden Realty, REIT                                  84,500                2,193

EastGroup Properties, REIT                          80,400                2,171

Essex Property Trust, REIT                           9,700                  555

Gables Residential Trust, REIT                      88,100                2,663

Glenborough Realty Trust, REIT                      76,800                1,471

LaSalle Hotel Properties, REIT                      45,600                  674

Manufactured Home
Communities, REIT                                   31,300      $         1,099

Parkway Properties, REIT                            55,900                2,351

Reckson Associates Realty
  Class B, REIT                                     29,084                  619

Washington, REIT                                   100,000                2,720

                                                                         16,516

Thrifts & Mortgage Finance  0.0%

Frankfort First                                      6,000                  133

                                                                            133

Total Financials                                                         67,913


HEALTH CARE  9.9%

Biotechnology  2.7%

Abgenix *                                           14,300                  150

Alexion Pharmaceutical *                             9,500                  162

Alkermes *                                          88,000                  946

Amylin Pharmaceuticals *                            40,400                  884

Cephalon *                                          33,476                1,378

Cubist Pharmaceuticals *                            16,300                  174

CV Therapeutics *                                   10,700                  317

deCODE GENETICS *                                   44,400                  139

Exelixis *                                          76,600                  532

Incyte *                                            16,400                   76

Myriad Genetics *                                    9,200                  125

Neurocrine Biosciences *                            30,500                1,523

NPS Pharmaceuticals *                               31,500                  767

OSI Pharmaceuticals *                               12,000                  386

Regeneron Pharmaceuticals *                         15,800                  249

Trimeris *                                          29,000                1,325

Tularik *                                           40,200                  400

Vertex Pharmaceuticals *                            15,162                  221

Vicuron Pharmaceuticals *                           21,800                  309

ViroPharma *                                        17,800                   46

                                                                         10,109

Health Care Equipment & Supplies  3.3%

Analogic                                            32,800                1,599

DJ Orthopedics *                                    27,900                  306

Edwards Lifesciences *                              65,500                2,105

EPIX Medical *                                      18,900                  267

Matthews International, Class A                    163,200                4,041

Nektar Therapeutics *                               17,600                  163

Steris *                                            95,700                2,210

Wilson Greatbatch Technologies *                    47,900      $         1,729

                                                                         12,420

Health Care Providers & Services  3.3%

AMN Healthcare Services *                            2,800                   35

Cross Country Healthcare *                          17,300                  228

Henry Schein *                                      79,700                4,171

Hooper Holmes                                      176,700                1,138

Lifeline Systems *                                  36,500                1,037

LifePoint Hospitals *                                9,300                  195

Mid Atlantic Medical Services *                     65,500                3,426

Renal Care Group *                                  28,000                  986

WellChoice *                                        39,700                1,162

                                                                         12,378

Pharmaceuticals  0.6%

Eon Labs *                                          18,500                  650

Medicines Company *                                 34,000                  670

Noven Pharmaceuticals *                             99,900                1,023

                                                                          2,343

Total Health Care                                                        37,250


INDUSTRIALS & BUSINESS SERVICES  17.9%

Aerospace & Defense  0.5%

Armor Holdings *                                   141,600                1,898

                                                                          1,898

Air Freight & Logistics  2.5%

Expeditors International of Washington              45,200                1,566

Forward Air *                                       65,495                1,661

Pacer International *                               80,600                1,520

Ryder System                                        71,500                1,832

UTi Worldwide                                       90,500                2,823

                                                                          9,402

Airlines  0.2%

Frontier Airlines *                                 79,600                  723

Midwest Express Holdings *                          55,300                  145

                                                                            868

Building Products  0.1%

Simpson Manufacturing *                             10,500                  384

                                                                            384

Commercial Services & Supplies  7.0%

Central Parking                                    151,500                1,873

CompX International                                 29,400                  164

Consolidated Graphics *                             69,200                1,583

Electro Rent *                                      56,300                  607

G&K Services, Class A                               69,900      $         2,069

Herman Miller                                      139,000                2,809

Ionics *                                            97,000                2,170

Layne Christensen *                                 70,400                  568

New England Business Service                        92,200                2,766

Resources Connection *                             102,500                2,446

SOURCECORP *                                        59,200                1,279

Spherion *                                         100,500                  698

Tetra Tech *                                       174,825                2,995

United Stationers *                                 84,200                3,046

Waterlink *                                         20,300                    0

West Corporation *                                  43,300                1,154

                                                                         26,227

Construction & Engineering  0.5%

Insituform Technologies Class A *                  105,600                1,867

                                                                          1,867

Electrical Equipment  3.0%

A.O. Smith                                         165,900                4,670

American Superconductor *                           25,900                  155

Belden                                             198,100                3,148

LSI Industries                                      51,250                  569

Paxar *                                            224,400                2,468

PECO II *                                           27,400                   17

Woodward Governor                                    8,500                  366

                                                                         11,393

Machinery  3.7%

Actuant, Class A *                                  49,080                2,322

Cuno *                                              48,600                1,755

Graco                                               67,700                2,166

Harsco                                             115,800                4,175

IDEX                                                24,000                  870

Joy Global *                                        28,500                  421

Lindsay Manufacturing                               63,700                1,479

Reliance Steel & Aluminum                           27,900                  578

                                                                         13,766

Marine  0.0%

International Shipholding *                         10,400                  112

                                                                            112

Road & Rail  0.2%

Heartland Express *                                 25,023                  557

Knight Transportation *                              5,800                  144

Trading Companies & Distributors  0.2%

MSC Industrial Direct, Class A *                    27,800      $           497

Watsco                                              16,650                  276

                                                                            773

Total Industrials & Business Services                                    67,391


INFORMATION TECHNOLOGY  20.7%

Communications Equipment  1.3%

Black Box                                           74,200                2,686

Emulex *                                            31,600                  720

Packeteer *                                         45,100                  702

Riverstone Networks *                              170,000                  201

Stratos Lightwave *                                  4,108                   20

Tekelec *                                           39,200                  443

                                                                          4,772

Computer & Peripherals  0.2%

Synaptics *                                         52,800                  711

                                                                            711

Electronic Equipment & Instruments  3.3%

Artesyn Technologies *                             105,500                  592

KEMET *                                            188,400                1,903

Littelfuse *                                       115,000                2,571

Methode Electronics, Class A                       142,200                1,529

Newport *                                           63,800                  944

Plexus *                                           194,700                2,245

Technitrol *                                        97,500                1,467

Woodhead Industries                                109,200                1,367

                                                                         12,618

Internet Software & Services  1.0%

Digital Impact *                                     7,800                   14

Internet Security Systems *                         90,700                1,314

MatrixOne *                                        166,700                  957

Netegrity *                                         82,100                  480

Sonicwall *                                         33,300                  160

Webex Communications *                              12,100                  169

Websense *                                          42,100                  659

                                                                          3,753

IT Services  4.9%

BISYS Group *                                      103,000                1,892

CACl International, Class A *                       75,500                2,590

Global Payments                                     83,300                2,957

Iron Mountain *                                    139,150                5,161

ManTech, Class A *                                  34,400                  660

Maximus *                                          129,400                3,575

MPS Group *                                        247,500                1,703

                                                                         18,538

Semiconductor & Semiconductor
Equipment  3.9%

Applied Micro Circuits *                             2,100      $            13

ATMI *                                             107,700                2,689

Cabot Microelectronics *                            39,000                1,968

Entegris *                                         141,700                1,904

Exar *                                             108,800                1,722

Lattice Semiconductor *                             16,400                  135

MKS Instruments *                                  137,500                2,485

Mykrolis *                                         141,200                1,433

Semtech *                                          160,800                2,290

                                                                         14,639

Software  6.1%

Actuate *                                           59,200                  165

Autodesk                                            51,000                  824

Catapult Communications *                           20,400                  217

Concord Communications *                            35,400                  486

Factset Research Systems                            84,600                3,727

FileNet *                                           77,000                1,389

Jack Henry & Associates                            224,800                3,999

Kronos *                                           105,200                5,345

Magma Design Automation *                           17,400                  298

Mercury Interactive *                               25,700                  992

Midway Games *                                     167,500                  608

NetIQ *                                             19,708                  305

Progress Software *                                 84,300                1,747

Quest Software *                                    42,800                  509

Renaissance Learning *                               4,000                   88

SPSS *                                              56,100                  939

Verisity Ltd. *                                     24,600                  294

Verity *                                            72,100                  913

Wind River Systems *                               102,400                  390

                                                                         23,235

Total Information Technology                                             78,266


MATERIALS  5.8%

Chemicals  4.8%

Airgas                                             208,600                3,494

Arch Chemicals                                     121,000                2,311

Ferro                                              101,300                2,282

IMC Global                                         226,000                1,516

MacDermid                                           22,200                  584

Material Sciences                                   81,200                  788

Minerals Technologies                               95,800                4,662

Scotts, Class A *                                   44,000                2,178

Symyx Technologies *                                13,900                  227

                                                                         18,042

Containers & Packaging  0.1%

Constar International *                             26,000      $           197

Smurfit-Stone Container *                           19,600                  256

                                                                            453

Metals & Mining  0.6%

Gibraltar Steel                                     22,700                  465

Lihir Gold (AUD)                                 1,041,200                  909

Newmont Mining                                      13,104                  425

NN, Inc.                                            31,200                  395

                                                                          2,194

Paper & Forest Products  0.3%

Buckeye Technologies *                             159,500                1,084

Potlatch                                             9,700                  250

                                                                          1,334

Total Materials                                                          22,023


TELECOMMUNICATION SERVICES  0.1%

Wireless Telecommunication Services  0.1%

Western Wireless, Class A *                         31,400                  362

Total Telecommunication Services                                            362


UTILITIES  0.7%

Electric Utilities  0.7%

Cleco                                               72,200                1,250

El Paso Electric *                                  69,800                  861

Unisource Energy                                    37,600                  707

Total Utilities                                                           2,818

Total Common Stocks (Cost  $355,964)                                    368,501


SHORT-TERM INVESTMENTS  2.2%

Money Market Funds  2.2%

T. Rowe Price Reserve
  Investment Fund, 1.16% #                       8,257,270                8,257

Total Short-Term Investments
(Cost  $8,257)                                                            8,257


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

99.8% of Net Assets (Cost $364,221)                                    $376,758

Other Assets Less Liabilities                                               643

NET ASSETS                                                 $            377,401
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                282

Undistributed net realized gain (loss)                                     (623)

Net unrealized gain (loss)                                               12,537

Paid-in-capital applicable to
35,577,018 shares of $0.0001
par value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                  365,205

NET ASSETS                                                 $            377,401
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.61
                                                           --------------------

#    Seven-day yield

*    Non-income producing

AUD  Australian dollar

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03

Investment Income (Loss)

Income

  Dividend                                                 $              1,289

  Income distributions from mutual funds                                     85

  Total income                                                            1,374

Expenses

  Investment management                                                   1,087

  Custody and accounting                                                     61

  Legal and audit                                                             7

  Directors                                                                   3

  Shareholder servicing                                                       1

  Prospectus and shareholder reports                                          1

  Registration                                                                1

  Miscellaneous                                                               2

  Total expenses                                                          1,163

  Expenses paid indirectly                                                   (2)

  Net expenses                                                            1,161

Net investment income (loss)                                                213

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                     (823)

Change in net unrealized gain (loss) on securities                       40,354

Net realized and unrealized gain (loss)                                  39,531

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             39,744
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           213      $           866

  Net realized gain (loss)                            (823)               1,356

  Change in net unrealized gain (loss)              40,354              (53,361)

  Increase (decrease) in net assets
  from operations                                   39,744              (51,139)

Distributions to shareholders

  Net investment income                               --                   (699)

  Net realized gain                                   --                 (1,048)

  Decrease in net assets from
  distributions                                       --                 (1,747)

Capital share transactions *

  Shares sold                                       21,742              127,659

  Distributions reinvested                            --                  1,638

  Shares redeemed                                  (18,074)             (30,526)

  Increase (decrease) in net assets
  from capital share transactions                    3,668               98,771

Net Assets

Increase (decrease) during period                   43,412               45,885

Beginning of period                                333,989              288,104

End of period                              $       377,401      $       333,989
                                           ---------------      ---------------

*Share information

  Shares sold                                        2,331               12,103

  Distributions reinvested                            --                    173

  Shares redeemed                                   (1,964)              (2,931)

  Increase (decrease) in shares outstanding            367                9,345

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Small-Cap Stock Fund
Certified Financials
June 30, 2003 (Unaudited)


Note 1 - Significant Accounting Policies

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 2000. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $2,000 and $0, respectively, for the six months ended June 30, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

Note 2 - Investment Transactions

Purchases and sales of portfolio securities, other than short-term securities, aggregated $30,427,000 and $18,684,000, respectively, for the six months ended June 30, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

At June 30, 2003, the cost of investments for federal income tax purposes was $364,221,000. Net unrealized gain aggregated $12,537,000 at period-end, of which $60,816,000 related to appreciated investments and $48,279,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.65% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2003, investment management fee payable totaled $202,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $34,000 for the six months ended June 30, 2003, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $85,000.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003